BUSINESS OVERVIEW	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
BUSINESS OVERVIEW

NOTE 1 － BUSINESS OVERVIEW

707 Cayman Holdings Limited (“the Company”) was incorporated in Cayman Islands (“Cayman”) on February 2, 2024. The Company through its subsidiaries (collectively referred to as the “Company”) are principally engaged in (i) the sale of quality apparel products and (ii) the provision in supply chain management total solutions, among the customers throughout Western Europe, North America, Middle East and East Asia. The operation is mainly based in Hong Kong.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background	Ownership

Beta Alpha Holdings Limited (“Beta Alpha”)	● BVI company ● Incorporated on February 14, 2024 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding	100% owned by the Company

707 International Limited (“707IL”)	● Hong Kong company ● Incorporated on January 4, 2021 ● Issued and outstanding 10,000 ordinary shares for HK$10,000 ● Sale and distribution of fashion apparel	100% owned by Beta Alpha
Bao Xing Feng Textile Limited (“BXF”)	● Hong Kong company ● Incorporated on August 4, 2025 ● Issued and outstanding 10,000 ordinary shares for HK$10,000 ● Sale and distribution of fashion apparel	100% owned by 707IL

Initial Public Offering

On June 10, 2025, the Company consummated its initial public offering (the IPO”) of 1,750,000 ordinary shares at the offering price of US$4.00 per share. The aggregate net proceeds from the IPO, net of underwriting discount and offering expenses, were approximately $5.2 million. The ordinary shares of the Company were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “JEM” on June 9, 2025.

Offering

On November 20, 2025, the Company entered into an Equity Purchase with Hudson Global Ventures, LLC (the “Investor”) pursuant to which the Company will have the right, but not the obligation to sell to the Investor, and the Investor will have the obligation to purchase from the Company up to US$18,000,000 worth of the Company’s ordinary shares (the “Put Shares”) at the Company’s sole discretion over the next 24 months, subject to certain conditions precedent and other limitations. Concurrently with the execution of the Equity Purchase Agreement, the Company agreed to issue 3,127 commitment shares to the Investor as part of the consideration. This offering was completed on March 4, 2026 and the net proceeds of $4,415,490 from the offering were received.

Share Redesignation

On December 18, 2025, the Company approved a share redesignation to reclassify the authorized share capital from US$500,000 divided into 500,000,000 shares of a nominal or par value of US$0.001 each to US$500,000 divided into 500,000,000 ordinary shares at a par value of US$0.001 each, comprising (i) 400,000,000 class A ordinary shares at a par value of US$0.001 each and (ii) 100,000,000 class B ordinary shares at a par value of US$0.001 each. Every holder of shares in the Company shall have one (1) vote for each Class A Ordinary Share of which he is the holder and twenty-five (25) votes for each Class B Ordinary Share of which he is the holder.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

As part of the redesignation, the 15,612,000 issued ordinary shares at a par value US$0.001 each in the capital of the Company registered in the name of JME International Holdings Limited be redesignated as 7,806,000 Class A Ordinary Shares and 7,806,000 Class B Ordinary Shares. The remaining 10,728,000 issued ordinary shares of par value of US$0.001 each in the capital of the Company registered in the names of various shareholders be redesignated as 10,728,000 Class A Ordinary Shares. The 381,466,000 authorized but unissued ordinary shares at a par value of US$0.001 each in the capital of the Company be redesignated as 381,466,000 Class A Ordinary Shares and the 92,194,000 authorized but unissued ordinary shares at a par value of US$0.001 each in the capital of the Company be redesignated as 92,194,000 Class B Ordinary Shares, having the rights and subject to the restrictions set out in the New Amended and Restated Memorandum and Articles of Association.

Reverse Splits

On March 4, 2026, the Company’s board of directors approved that the authorized, issued, and outstanding ordinary shares of the Company be consolidated on a 20 for 1 ratio. This reverse split became effective on April 13, 2026.

On June 6, 2026, the Company’s board of directors approved that the authorized, issued, and outstanding ordinary shares of the Company be consolidated on a 12 for 1 ratio. This reverse split became effective on July 14, 2026.

Increase in Authorized Capital

On August 5, 2026, the Company’s board of directors approved that the authorized share capital of the Company increased from US$500,000 divided into 2,083,333 shares at par value of US$0.24 per share comprising (a) 1,666,667 Class A ordinary shares at a par value and (b) 416,666 Class B ordinary shares at par value to US$12,000,000 divided into (a) 45,000,000 Class A ordinary shares at a par value of US$0.24 per share and (b) 5,000,000 Class B ordinary shares at par value of US$0.24 per share.

All share numbers and per share amounts have been retroactively adjusted to reflect the effectiveness of Share Redesignation and Reverse Splits for all periods presented.